QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 100.1%
COMMUNICATION SERVICES – 5.3%
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,782	$120,381
TEGNA, Inc.	8,514	143,887
		264,268
CONSUMER DISCRETIONARY – 14.7%
Asbury Automotive Group, Inc.*	6	1,354
BorgWarner, Inc.	1,727	80,305
Century Communities, Inc.	18	1,390
Foot Locker, Inc.	52	1,397
Green Brick Partners, Inc.*	25	1,413
Group 1 Automotive, Inc.	21	5,429
KB Home	223	12,035
LCI Industries*	11	1,499
Lennar Corp., Class A	1,702	215,865
LGI Homes, Inc.	10	1,387
Lithia Motors, Inc.	5	1,553
M/I Homes, Inc.*	16	1,600
MDC Holdings, Inc.	806	41,332
Meritage Homes Corp.	106	15,789
Mohawk Industries, Inc.*	14	1,489
Patrick Industries, Inc.	18	1,558
Penske Automotive Group, Inc.	448	72,316
Phinia, Inc.*	462	13,107
PulteGroup, Inc.	1,333	112,492
Skechers USA, Inc., Class A*	811	45,075
Taylor Morrison Home Corp.*	64	3,099
Thor Industries, Inc.	14	1,617
Toll Brothers, Inc.	741	59,525
Tri Pointe Homes, Inc.*	992	31,625
Upbound Group Inc.	45	1,558
Vista Outdoor, Inc.*	51	1,545
Winnebago Industries, Inc.	21	1,445
		728,799
CONSUMER STAPLES – 14.0%
Andersons, Inc. (The)	30	1,465
Central Garden & Pet Co., Class A*	2,498	95,474
Nomad Foods Ltd*	4,189	74,480
Nu Skin Enterprises, Inc., Class A	488	14,342
PriceSmart, Inc.	1,460	113,486
Tyson Foods, Inc., Class A	3,216	179,195
US Foods Holding Corp.*	2,449	104,646
Weis Markets, Inc.	1,678	111,319
		694,407
ENERGY – 3.7%
HF Sinclair Corp.	837	43,599
PBF Energy, Inc., Class A	34	1,613
Plains All American Pipeline LP	9,171	136,465
		181,677
FINANCIALS – 6.9%
FS KKR Capital Corp.	5,273	106,884

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Invesco Ltd.	84	$1,411
Jefferies Financial Group, Inc.	1,161	42,713
PennyMac Financial Services, Inc.	20	1,505
Valley National Bancorp	182	1,867
White Mountains Insurance Group Ltd.	121	187,189
		341,569
HEALTH CARE – 2.8%
Bio-Rad Laboratories, Inc., Class A*	106	42,968
DENTSPLY SIRONA, Inc.	1,482	61,533
Integer Holdings Corp.*	129	11,930
OPKO Health, Inc.*	648	1,205
QuidelOrtho Corp.*	210	18,346
Syneos Health, Inc.*	33	1,399
		137,381
INDUSTRIALS – 22.0%
AAR Corp.*	878	52,504
Arcosa, Inc.	182	14,047
Beacon Roofing Supply, Inc.*	825	70,678
Boise Cascade Co.	463	47,916
Brookfield Business Partners LP	82	1,402
Builders FirstSource, Inc.*	562	81,170
Encore Wire Corp.	8	1,365
EnPro Industries, Inc.	187	25,952
FedEx Corp.	1,322	356,874
GMS, Inc.*	20	1,474
Hub Group, Inc., Class A*	849	76,520
Kennametal, Inc.	50	1,524
Kratos Defense & Security Solutions, Inc.*	98	1,479
ManpowerGroup, Inc.	881	69,493
Matson, Inc.	18	1,682
PGT Innovations, Inc.*	48	1,373
Primoris Services Corp.	1,184	37,604
Regal Rexnord Corp.	159	24,833
Ryder System, Inc.	717	73,242
Star Bulk Carriers Corp.	79	1,428
Stericycle, Inc.*	1,151	48,906
UniFirst Corp./MA	621	100,788
Veritiv Corp.	11	1,541
WESCO International, Inc.	8	1,405
		1,095,200
INFORMATION TECHNOLOGY – 14.7%
Arrow Electronics, Inc.*	821	117,025
Aspen Technology, Inc.*	164	29,274
Avnet, Inc.	2,246	108,931
Coherent Corp.*	28	1,326
Cohu, Inc.*	34	1,484
DXC Technology Co.*	53	1,466
Micron Technology, Inc.	4,802	342,815
MKS Instruments, Inc.	13	1,419
Photronics, Inc.*	55	1,455

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
TD SYNNEX Corp.	973	$96,045
Vishay Intertechnology, Inc.	1,029	28,966
Xerox Holdings Corp.	94	1,502
		731,708
MATERIALS – 15.6%
Avient Corp.	34	1,378
Cleveland-Cliffs, Inc.*	84	1,483
DuPont de Nemours, Inc.	2,919	226,602
Huntsman Corp.	2,208	65,732
International Paper Co.	3,069	110,668
Minerals Technologies, Inc.	438	26,871
Mosaic Co. (The)	340	13,858
Reliance Steel & Aluminum Co.	689	201,781
United States Steel Corp.	56	1,428
Westlake Corp.	593	81,538
Westrock Co.	1,370	45,607
		776,946
REAL ESTATE – 0.4%
Cousins Properties, Inc., REIT	825	20,155
Medical Properties Trust, Inc., REIT	152	1,533
		21,688
TOTAL COMMON STOCKS
(Cost $4,511,170)		4,973,643

TOTAL INVESTMENTS – 100.1%
(Cost $4,511,170)		4,973,643
Liabilities in Excess of Other Assets – (0.1%)		(6,491)
TOTAL NET ASSETS – 100.0%		$4,967,152

*	Non-income producing security.

REIT	:	Real Estate Investment Trust